Income tax, Components of income tax, geographical classification (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax [Abstract]
Current tax	£ (12,448)	£ (21,572)	£ (18,222)
Deferred tax [Abstract]
Deferred tax	(819)	(686)	1,674
Total income tax credit	(13,267)	(22,258)	(16,548)
Other comprehensive income [Abstract]
Deferred tax	0	0	(3,509)
Tax charged to other comprehensive income	0	0	(3,634)
United States [Member]
Current tax [Abstract]
Current tax, Federal	(16)	100	137
Current tax, State	0	15	2
Deferred tax [Abstract]
Deferred tax, Federal	(819)	(644)	(516)
Deferred tax, State	0	(42)	(1)
Other comprehensive income [Abstract]
Current tax	0	0	0
United Kingdom [Member]
Current tax [Abstract]
Current tax	(12,432)	(21,687)	(18,361)
Deferred tax [Abstract]
Deferred tax	0	0	2,191
Other comprehensive income [Abstract]
Current tax	0	0	(125)
Deferred tax	£ 0	£ 0	£ (3,509)